Fair Value Measurements (Financial Assets and Liabilities Not Measured At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011
Carrying Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	$ 84,096	$ 63,134	$ 78,663	$ 62,542
Pawn loans	253,678	244,640	254,077	253,519
Consumer loans, net	328,281	289,418	256,825	222,778
Pawn Loan Fees Service Charges	50,090	48,991	48,771	48,003
Total	716,145	646,183	638,336	586,842
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Bank lines of credit	120,225	301,011	288,266	280,839
Senior unsecured notes	455,872	167,122	191,810	149,394
2009 Convertible Notes	106,752	110,197	109,387	107,058
Total	682,849	578,330	589,463	537,291
Estimated Fair Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	84,096	63,134	78,663	62,542
Pawn loans	253,678	244,640	254,077	253,519
Consumer loans, net	328,281	289,418	256,825	222,778
Pawn Loan Fees Service Charges	50,090	48,991	48,771	48,003
Total	716,145	646,183	638,336	586,842
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Bank lines of credit	126,260	309,969	295,747	291,983
Senior unsecured notes	445,888	165,961	190,574	147,721
2009 Convertible Notes	195,612	186,300	184,431	220,642
Total	767,760	662,230	670,752	660,346
Estimated Fair Value [Member] | Level 1 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	84,096	63,134	78,663	62,542
Pawn loans	0	0	0	0
Consumer loans, net	0	0	0	0
Pawn Loan Fees Service Charges	0	0	0	0
Total	84,096	63,134	78,663	62,542
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Bank lines of credit	0	0	0	0
Senior unsecured notes	0	0	0	0
2009 Convertible Notes	0	0	0	0
Total	0	0	0	0
Estimated Fair Value [Member] | Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	0	0	0	0
Pawn loans	0	0	0	0
Consumer loans, net	0	0	0	0
Pawn Loan Fees Service Charges	0	0	0	0
Total	0	0	0	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Bank lines of credit	126,260	309,969	295,747	291,983
Senior unsecured notes	445,888	165,961	190,574	147,721
2009 Convertible Notes	195,612	186,300	184,431	220,642
Total	767,760	662,230	670,752	660,346
Estimated Fair Value [Member] | Level 3 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Cash and cash equivalents	0	0	0	0
Pawn loans	253,678	244,640	254,077	253,519
Consumer loans, net	328,281	289,418	256,825	222,778
Pawn Loan Fees Service Charges	50,090	48,991	48,771	48,003
Total	632,049	583,049	559,673	524,300
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Bank lines of credit	0	0	0	0
Senior unsecured notes	0	0	0	0
2009 Convertible Notes	0	0	0	0
Total	$ 0	$ 0	$ 0	$ 0